Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Common Stock Subscribed	Subscription Receivable	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jul. 08, 2015
Balance (in shares) at Jul. 08, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued for cash					10,000		10,000
Stock issued for cash (in shares)	1,000,000
Recapitalization		$ 700			(593,002)		(592,302)
Recapitalization (in shares)		699,691
Preferred stock converted to common stock		$ 2,500			(2,500)
Preferred stock converted to common stock (in shares)	(1,000,000)	2,500,000
Common stock subscribed			10,000	(65,000)	190,000		135,000
Common stock issued for debt		$ 1,243			993,157		994,400
Common stock issued for debt (in shares)		1,243,000
Net loss						(826,004)	(826,004)
Balance at Jun. 30, 2016		$ 4,443	10,000	(65,000)	597,655	(826,004)	(278,906)
Balance (in shares) at Jun. 30, 2016		4,442,691
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued for cash		$ 144			114,856		115,000
Stock issued for cash (in shares)		143,750
Common stock issued		$ 169	(6,750)		6,581
Common stock issued (in shares)		168,750
Stock Split Rounding (in shares)		333
Nullified purchase of common stock			$ (3,250)	$ 65,000	(61,750)
Derecognize liabilities					271,398		271,398
Net loss						(119,253)	(119,253)
Balance at Jun. 30, 2017		$ 4,756			$ 928,740	$ (945,257)	(11,761)
Balance (in shares) at Jun. 30, 2017		4,755,524
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(120,066)
Balance at Dec. 31, 2017							$ 234,173